Warrant Liability - Schedule of Key Inputs into the Black-Scholes Model (Details)	Jun. 30, 2025	Dec. 31, 2024
Share Price [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	15.27	3.76
Share Price [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	109.31	27.03
Risk-free interest rate [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	3.96	4.26
Risk-free interest rate [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	3.96	4.26
Volatility [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	58.7	59.5
Volatility [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	58.7	59.5
Exercise price [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	69,000	2,300
Exercise price [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	495,999.6	16,533.32
Warrant life (yr) [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	2.42	2.92
Warrant life (yr) [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	2.42	2.92